Consolidated Statements of Stockholder's Equity (Deficit) (USD $)	Preferred Stock	Common Stock	Shares issuable	Additional Paid-In Capital	Accumulated Deficit during the exploration stage	Accumulated Other Comprehensive Income / (Loss)	Total
Balance, Amount at Dec. 31, 2004				$ 6,013,753	$ (6,088,963)		$ (75,210)
Balance, Shares at Dec. 31, 2004		1
Shares issued for services, Shares		17
Shares issued for Services, Amount				8,030			8,030
Shares issued to settle debt, Shares		76
Shares issued to settle debt, Amount				67,759			67,759
Shares sold for cash, Shares		200
Shares sold for cash, Amount				10,000			10,000
Net loss for the period					(420,703)		(420,703)
Balance, Amount at Dec. 31, 2005				6,099,542	(6,509,666)		(410,124)
Balance, Shares at Dec. 31, 2005		294
Shares issued for services, Shares		17
Shares issued for Services, Amount				8,975			8,975
Shares issued to settle debt, Shares		7
Shares issued to settle debt, Amount				18,500			18,500
Net loss for the period					(528,446)		(528,446)
Balance, Amount at Dec. 31, 2006				6,127,017	(7,038,112)		(911,095)
Balance, Shares at Dec. 31, 2006		318
Shares issued to settle debt, Shares		1,504
Shares issued to settle debt, Amount				485,805			485,805
Net loss for the period					(16,508)		(16,508)
Balance, Amount at Dec. 31, 2007				6,612,822	(7,054,620)		(441,798)
Balance, Shares at Dec. 31, 2007		1,822
Shares issued to settle debt, Shares		808,435
Shares issued to settle debt, Amount		9		332,867			332,876
Shares sold for cash, Shares		11,200
Shares sold for cash, Amount				154,000			154,000
Foreign exchange translation						(72)	(72)
Shares issued for acquisition, Shares		120,000
Shares issued for acquisition, Amount		1		2,999			3,000
Net loss for the period					(57,829)		(57,829)
Balance, Amount at Dec. 31, 2008		10		7,102,688	(7,112,449)	(72)	(9,823)
Balance, Shares at Dec. 31, 2008		941,457
Shares sold for cash, Shares		4,400
Shares sold for cash, Amount				30,500			30,500
Foreign exchange translation						72	72
Net loss for the period					(202,692)		(202,692)
Balance, Amount at Dec. 31, 2009		10		7,133,188	(7,315,141)		(181,943)
Balance, Shares at Dec. 31, 2009		945,857
Shares sold for cash, Shares		6,080
Shares sold for cash, Amount			60,000	38,000			98,000
Foreign exchange translation						(6,024)	(6,024)
Shares issued for acquisition, Shares		100,000
Shares issued for acquisition, Amount		1		2,149,999			2,150,000
Net loss for the period					(2,865,147)		(2,865,147)
Balance, Amount at Dec. 31, 2010		11	60,000	9,321,187	(10,180,288)	(6,024)	(805,114)
Balance, Shares at Dec. 31, 2010		1,051,937
Foreign exchange translation						248	248
Shares issued for acquisition, Amount
Shares cancelled, Shares		(100,000)
Shares cancelled, Amount		(1)		1
Net loss for the period					(189,741)		(189,741)
Balance, Amount at Dec. 31, 2011		10	60,000	9,321,188	(10,370,029)	(5,776)	(994,607)
Balance, Shares at Dec. 31, 2011		951,937					951,937
Shares issued to settle debt, Shares	50,000	200,000
Shares issued to settle debt, Amount	50	2		521,948			522,000
Shares issued for acquisition, Amount
Shares cancelled, Shares	(50,000)
Shares cancelled, Amount	(50)			(434,950)			(435,000)
Net loss for the period					(464,429)		(464,429)
Balance, Shares at Dec. 31, 2012							1,151,937
Shares issued for services, Shares		2,821,000
Shares issued for Services, Amount		28		962,342			207,882
Shares issued to settle debt, Shares		20,000,000
Shares issued to settle debt, Amount		200		19,800			20,000
Shares issued to acquire technology license, Shares		20,300,000
Shares issued to acquire technology license, Amount		203		45,297			45,500
Adjustment for reverse stock split		210
Shares issued for acquisition, Shares		2,400,000
Shares issued for acquisition, Amount		24		599,976			600,000
Share purchase warrants issued to acquire Aero Networks LLC				699,750			699,750
Share purchase warrants issued for services				44,884			44,884
Equity component of convertible debt				2,119,502			2,119,502
Net loss for the period					(12,052,715)		(12,052,715)
Balance, Amount at Sep. 30, 2013		$ 467	$ 60,000	$ 14,142,993	$ (22,887,173)	$ (5,776)	$ (8,958,705)
Balance, Shares at Sep. 30, 2013		46,673,147					46,673,147